Shareholders' Equity (Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes In The Amount Of Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	€ (34,239)	€ (64,754)
Foreign currency translation effect on translation of foreign operations	13,357	30,466
Increase in fair value of derivative instruments, net of tax	(13)	136	(170)
Actuarial loss	744	(87)
Total change in accumulated other comprehensive loss	14,088	30,515
Ending Balance	(20,151)	(34,239)	(64,754)
Foreign Currency Translation Effects [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	(33,687)	(64,240)
Foreign currency translation effect on translation of foreign operations	13,357	30,553
Total change in accumulated other comprehensive loss	13,357	30,553
Ending Balance	(20,330)	(33,687)
Unrealized Gains (Losses) On Derivative Instruments, Net Of Tax [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	13	(123)
Increase in fair value of derivative instruments, net of tax	(13)	136
Total change in accumulated other comprehensive loss	(13)	136
Ending Balance		13
Unrecognized Pension Obligations Net Of Tax [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	(565)	(391)
Foreign currency translation effect on translation of foreign operations		(87)
Actuarial loss	744	(87)
Total change in accumulated other comprehensive loss	744	(174)
Ending Balance	€ 179	€ (565)